Statement of financial position, current/non-current (Statement) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Investment properties, net	$ 637	$ 543
Property and equipment, net	8,477	8,832
Intangible assets, net	38	41
Other assets, net	26	32
Other receivables and prepayments, net	24	18
Total non-current assets	9,202	9,466
Current assets
Inventories	15	15
Trade and other receivables and prepayments, net	183	190
Restricted cash and cash equivalents	16	16
Cash and cash equivalents	678	861
Total current assets	892	1,082
Total assets	10,094	10,548
EQUITY
Share capital	81	81
Reserves	807	1,848
Total equity	888	1,929
Non-current liabilities
Trade and other payables	112	105
Borrowings	7,946	7,044
Deferred income tax liabilities	54	56
Total non-current liabilities	8,112	7,205
Current liabilities
Trade and other payables	1,071	1,388
Current income tax liabilities	5	5
Borrowings	18	21
Total current liabilities	1,094	1,414
Total liabilities	9,206	8,619
Total equity and liabilities	10,094	10,548
Net current assets (liabilities)	(202)	(332)
Total assets less current liabilities	$ 9,000	$ 9,134